Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (77,208,118)	$ (8,238,513)	$ (11,626,597)
Net income (loss) from discontinued operations		1,400,100	(6,457,955)
Net loss from continuing operations	(77,208,118)	(9,638,613)	(5,168,642)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,445,573	1,536,178
Amortization	4,450,895	2,180,917
Research and development expenses	52,000,000
Stock compensation expense	4,732,700	5,717,900	3,444,617
Impairment loss of long-lived assets		99,943
Gain on disposal of equipment	(94,984)
Gain on debt settlement		(25,092)
Changes in operating assets and liabilities
Accounts receivable	683,730	(3,191,711)
Other receivables	8,900	(6,600)
Prepayments	(15,964,364)	(3,247,827)	(1,145,000)
Prepaid expenses			130,036
Accounts payable	3,770,945
Other payables and accrued liabilities	368,466	174,104
Other payables - related parties
Deferred revenue	(3,596,821)	3,596,821
Net cash used in operating activities from continuing operations	(29,403,078)	(2,803,980)	(2,738,989)
Net cash provided by (used in) operating activities from discontinued operations			203,854
Net cash used in operating activities	(29,403,078)	(2,803,980)	(2,535,135)
CASH FLOWS FROM INVESTING ACTIVITIES:
Prepayments for intangible assets		(52,000,000)
Purchase of equipment	(39,602)	(2,020,000)	(2,000,000)
Purchase of intangible assets	(15,180,000)	(12,903,243)
Cash acquired through acquisition of Color China			5,272
Proceeds from sales of equipment	999,950
Proceeds from sales of discontinued operations			600,000
Net cash provided by investing activities from continuing operations	(14,219,652)	(66,923,243)	(1,394,728)
Net cash provided by (used in) investing activities from discontinued operations		1,400,100
Net cash used in investing activities	(14,219,652)	(65,523,143)	(1,394,728)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from shareholders			300,000
Borrowings from related parties	352,173
Proceeds from sale of ordinary shares, net of offering costs	43,937,202	62,341,025	4,502,901
Proceeds from exercise of warrants	31,479	5,171,591
Net cash provided by financing activities from continuing operations	44,320,854	67,512,616	4,802,901
Net cash used in financing activities from discontinued operations			(7,294)
Net cash provided by financing activities	44,320,854	67,512,616	4,795,607
EFFECTS OF EXCHANGE RATE CHANGE IN CASH AND CASH EQUIVALENTS			(1,943)
NET CHANGE IN CASH AND CASH EQUIVALENTS	698,124	(814,507)	863,801
CASH AND CASH EQUIVALENTS, beginning of year	174,189	988,696	347,486
CASH AND CASH EQUIVALENTS, end of year	872,313	174,189	1,211,287
LESS: CASH AND CASH EQUIVALENTS DISPOSED THROUGH DISCONTINUED OPERATIONS			(222,591)
CASH AND CASH EQUIVALENTS, end of year	872,313	174,189	988,696
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Ordinary shares issued to repay other payables - related parties and service providers			5,630,249
Ordinary shares issued for acquisition of subsidiary			1,889,799
Ordinary shares issued for acquisition of equipment		3,818,000	1,963,607
Ordinary shares issued for acquisition of intangible assets		1,550,000
Other receivables from disposal of subsidiary			1,000,000
Transfer of prepayments to intangible assets	2,565,527
Unpaid receivable from disposal of equipment	6,819,050
OTHER NON-CASH TRANSACTIONS:
Operating lease right-of-use assets recognized for related operating lease liabilities			1,375,181
Accounts receivable offset with accounts payable upon execution of debt obligation transfer agreements			7,029,929
Other receivables offset with payments for equipment purchase		1,000,000
Prepayment offset with other payables for debt settlement		$ 150,000